FINANCIAL INSTRUMENTS (Details 3) - Revenue Risk Management Instruments [Member] $ in Millions	Dec. 31, 2014 USD ($)
Put Option [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 115.0
Derivative, Average rate	0.7835
Call Option [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 115.0
Derivative, Average rate	0.7257